CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net cash generated from (used in) operating activities	¥ (169,070)	$ (23,813)	¥ 188,974	¥ (708,869)
Net cash (used in) generated from investing activities	(673,186)	(94,816)	(32,865)	(421,623)
Net cash used in financing activities	(227,852)	(32,092)	(1,152,146)	2,212,487
Net increase (decrease) in cash, cash equivalents, and restricted cash	(1,044,245)	(147,078)	(996,037)	1,081,995
Cash, cash equivalents, and restricted cash at beginning of year	3,533,726	497,715	4,456,621	3,424,674
Cash, cash equivalents, and restricted cash at end of year	2,489,481	350,637	3,533,726	4,456,621
Parent Company
Net cash generated from (used in) operating activities	(66,851)	(9,416)	(40,310)	1,178,019
Net cash (used in) generated from investing activities	609,277	85,815	358,010	(1,179,393)
Net cash used in financing activities	(681,660)	(96,010)	(215,923)	(815)
Effect of exchange rate changes on cash and cash equivalents	(8,586)	(1,209)	(1,427)	3,570
Net increase (decrease) in cash, cash equivalents, and restricted cash	(147,820)	(20,820)	100,350	1,381
Cash, cash equivalents, and restricted cash at beginning of year	169,743	23,908	69,393	68,012
Cash, cash equivalents, and restricted cash at end of year	¥ 21,923	$ 3,088	¥ 169,743	¥ 69,393